Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

Collection Period Start	1-Oct-17	Distribution Date	15-Nov-17
Collection Period End	31-Oct-17	30/360 Days	30
Beg. of Interest Period	16-Oct-17	Actual/360 Days	30
End of Interest Period	15-Nov-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,285.72	155,030,105.33	132,771,789.63	0.1487044
Total Securities		892,857,285.72	155,030,105.34	132,771,789.64	0.1487044
Class A-1 Notes	0.400000%	91,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.990000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	197,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.400000%	252,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.580000%	75,000,000.00	12,172,819.62	0.00	0.0000000
Certificates	0.000000%	142,857,285.72	142,857,285.72	132,771,789.64	0.9294016

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	12,172,819.62	16,027.55	162.3042616	0.2137007
Certificates	10,085,496.08	0.00	70.5984020	0.0000000
Total Securities	22,258,315.70	16,027.55

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	2,172,445.48
Monthly Interest	792,136.36

Total Monthly Payments	2,964,581.84
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	130,662.61
Aggregate Sales Proceeds Advance	9,259,177.46

Total Advances	9,389,840.07
Vehicle Disposition Proceeds:
Reallocation Payments	15,453,542.20
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	4,637,654.38
Excess Wear and Tear and Excess Mileage	222,568.89
Remaining Payoffs	0.00
Net Insurance Proceeds	260,528.28
Residual Value Surplus	682,256.78

Total Collections	33,610,972.44

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	10,692,115.00			700
Involuntary Repossession	27,860.05			3
Voluntary Repossession	28,719.00			2
Full Termination	4,687,318.15			421
Bankruptcty	17,530.00			2
Insurance Payoff		256,842.14		13
Customer Payoff			175,920.09	12
Grounding Dealer Payoff			3,373,635.04	209
Dealer Purchase			733,710.92	39

Total	15,453,542.20	256,842.14	4,283,266.05	1,401

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	8,989	180,598,495.31	7.00000%	155,030,105.33
Total Depreciation Received		(2,803,743.06)		(2,212,808.20)
Principal Amount of Gross Losses	(29)	(504,419.24)		(443,403.04)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(659)	(12,183,367.78)		(10,160,270.35)
Scheduled Terminations	(707)	(11,030,827.00)		(9,441,834.11)

Pool Balance—End of Period	7,594	154,076,138.23		132,771,789.63
Remaining Pool Balance
Lease Payment				12,863,356.21
Residual Value				119,908,433.42

Total				132,771,789.63

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

III. DISTRIBUTIONS

Total Collections	33,610,972.44
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	33,610,972.44
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	198,722.53
3. Reimbursement of Sales Proceeds Advance	9,144,008.04
4. Servicing Fee:
Servicing Fee Due	129,191.75
Servicing Fee Paid	129,191.75
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	9,471,922.32
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	16,027.55
Class A-4 Notes Monthly Interest Paid	16,027.55
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	16,027.55
Total Note and Certificate Monthly Interest Paid	16,027.55
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	24,123,022.57
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	12,172,819.62
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	12,172,819.62
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	10,085,496.08
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	10,085,496.08
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	1,864,706.87

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,286.43
Required Reserve Account Amount		13,392,859.29
Beginning Reserve Account Balance		13,392,859.29
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		13,392,859.29
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		1,864,706.87
Gross Reserve Account Balance		15,257,566.16
Remaining Available Collections Released to Seller		1,864,706.87
Total Ending Reserve Account Balance		13,392,859.29
V. POOL STATISTICS

Weighted Average Remaining Maturity		4.49
Monthly Prepayment Speed		122%
Lifetime Prepayment Speed		70%

	$	units
Recoveries of Defaulted and Casualty Receivables	386,634.86
Securitization Value of Defaulted Receivables and Casualty Receivables	443,403.04	29
Aggregate Defaulted and Casualty Gain (Loss)	(56,768.18)
Pool Balance at Beginning of Collection Period	155,030,105.33
Net Loss Ratio
Current Collection Period	-0.0366%
Preceding Collection Period	-0.0031%
Second Preceding Collection Period	0.0166%
Third Preceding Collection Period	0.0108%
Cumulative Net Losses for all Periods	0.2050%	1,830,802.85

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.89%	1,384,519.64	97
61-90 Days Delinquent	0.27%	425,078.27	26
91-120 Days Delinquent	0.20%	311,548.49	21
More than 120 Days	0.01%	11,584.80	1

Total Delinquent Receivables:	1.37%	2,132,731.20	145

60+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.48%	0.53%
Preceding Collection Period		0.42%	0.50%
Second Preceding Collection Period		0.44%	0.44%
Third Preceding Collection Period		0.29%	0.29%

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	15,379,433.15	1,121
Securitization Value	15,482,485.36	1,121

Aggregate Residual Gain (Loss)	(103,052.21)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	346,383,904.88	26,190
Cumulative Securitization Value	369,335,053.74	26,190

Cumulative Residual Gain (Loss)	(22,951,148.86)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		13,562,710.41
Reimbursement of Outstanding Advance		9,144,008.04
Additional Advances for current period		9,259,177.46

Ending Balance of Residual Advance		13,677,879.83

Beginning Balance of Payment Advance		424,716.29
Reimbursement of Outstanding Payment Advance		198,722.53
Additional Payment Advances for current period		130,662.61

Ending Balance of Payment Advance		356,656.37

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO